Warrants (Details) - USD ($)	1 Months Ended			3 Months Ended		6 Months Ended	11 Months Ended	12 Months Ended
	Dec. 31, 2020	Mar. 31, 2020	Feb. 28, 2019	Mar. 31, 2021	Mar. 31, 2020	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Jun. 30, 2021
Class of Warrant or Right [Line Items]
Warrants to purchase shares of common stock									3,386,246
Issuance of equity classified warrants							$ 1,336,000
Evolv Technologies Holdings, Inc.
Class of Warrant or Right [Line Items]
Warrants to purchase shares of common stock	5,127,237	740,991			740,991		5,127,237	5,127,237		5,127,237
Exercise price		$ 0.15			$ 0.15
Issuance of equity classified warrants				$ 1,000	$ 45,000	$ 45,000		$ 112,000	$ 3,000
Evolv Technologies Holdings, Inc. | 2019 SVB Common Stock Warrant
Class of Warrant or Right [Line Items]
Warrants to purchase shares of common stock			75,000
Exercise price			$ 0.09
Issuance of equity classified warrants			$ 100,000
Evolv Technologies Holdings, Inc. | 2020 SVB Common Stock Warrant
Class of Warrant or Right [Line Items]
Warrants to purchase shares of common stock		740,991			740,991
Exercise price		$ 0.15			$ 0.15
Issuance of equity classified warrants		$ 100,000
Evolv Technologies Holdings, Inc. | 2020 JPM Common Stock Warrant
Class of Warrant or Right [Line Items]
Warrants to purchase shares of common stock	1,000,000						1,000,000	1,000,000
Exercise price	$ 0.16						$ 0.16	$ 0.16
Issuance of equity classified warrants	$ 100,000
Evolv Technologies Holdings, Inc. | Maximum | 2019 SVB Common Stock Warrant
Class of Warrant or Right [Line Items]
Issuance of equity classified warrants			$ 100,000
Evolv Technologies Holdings, Inc. | Maximum | 2020 SVB Common Stock Warrant
Class of Warrant or Right [Line Items]
Issuance of equity classified warrants		$ 100,000
Evolv Technologies Holdings, Inc. | Maximum | 2020 JPM Common Stock Warrant
Class of Warrant or Right [Line Items]
Issuance of equity classified warrants	$ 100,000